Income Taxes - Components of Income Taxes (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended							9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Federal:
Current									$ 70,797	$ 66,756	$ 57,047
Deferred									10,591	10,355	15,589
Federal									81,388	77,111	72,636
State:
Current									4,987	5,213	4,091
Deferred									1,189	787	1,001
State									6,176	6,000	5,092
Total
Current									75,784	71,969	61,138
Deferred									11,780	11,142	16,590
Income taxes	$ 22,568	$ 21,092	$ 21,511	$ 22,393	$ 24,293	$ 17,924	$ 19,891	$ 21,003	$ 87,564	$ 83,111	$ 77,728